This submission is being made solely to obtain a contract identifier for each of the following index-linked annuity contracts under the Lincoln National Life Insurance Company CIK# 0000726865; File No. 333-267670):

Lincoln Level Advantage 2 B-Share
Lincoln Level Advantage  2 B-Class
Lincoln Level Advantage 2 Advisory
Lincoln Level Advantage 2 Access
Lincoln Level Advantage 2 Advisory Class

Thank you in advance for your assistance. Should you have any questions, please contact Jassmin McIver-Jones at 336-691-3892.